                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: MARCH 31, 2012

ITEM 1. Report to Shareholders

SEMI-ANNUAL REPORT
M a r c h 3 1 , 2 0 1 2
( u n a u d i t e d )

MARKET VECTORS
INDUSTRY ETFs

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of March 31, 2012, and are subject to change.

MARKET VECTORS INDUSTRY ETFs

Dear Shareholder:

We are pleased to present this semi-annual report for the industry exchange-traded funds (ETFs) of the Market Vectors ETF Trust for the period ended March 31, 2012.

Market Vectors Industry ETF Family Expands

On December 20, 2011, we added five new ETFs: bank and brokerage, biotech, pharmaceutical, retail and semiconductor. These new ETFs were created concurrently with an exchange offer made to investors who owned Merrill Lynch-sponsored exchange-traded HOLDRS® securities. These industry ETFs each seek to track, after fees and expenses, a modified market capitalization-weighted index intended to give investors exposure to top stocks in the industry group. The indexes may include U.S.-listed securities of international companies, providing the potential for greater industry representation. With the addition of these five ETFs, Market Vectors has taken a major step in offering investors indexed investment choices with the transparency and intraday trading convenience of the ETF structure.

Our equity ETF products now consist of Hard Assets ETFs, International ETFs and Industry ETFs.

Market Review

During this period, U.S. equities enjoyed strong performance as the S&P® 500 Index1 returned 25.89% and international developed markets, measured by MSCI EAFE2, returned 14.73%. This period included two consecutive quarters of double-digit gains in broad U.S. equity indexes, and the S&P 500’s performance in the first quarter of 2012 represented the best start for any year since 1998. All 10 sectors of the index showed gains for the six months with Financials (+35.25%), Information Technology (+32.06%) and Consumer Discretionary (+30.55%) as standouts.

Several factors drove strong equity market performance, including:

■  Improving U.S. economic data. In March 2012, the unemployment rate dropped to 8.2%, down from 9.0% in the same month of 2011. In the first quarter 2012, total U.S. non-farm employment increased by 635,000 jobs, the most for any quarter since Q1 2006, according to the Bureau of Labor Statistics.

■  Positive steps in resolving Europe’s debt dilemma. Although much uncertainty still exists, European Central Bank action paired with austerity measures have managed to subdue global trepidation over Europe’s economic future.

■  Continued low interest rates globally. Twice during the six-month period, 10-year U.S. Treasury yields showed upward momentum, reaching 2.40% in October and 2.38% in March. But in both cases the surge was short-lived, as yields eventually fell back toward the 2.0% level. Low interest rates have helped U.S. homeowners refinance mortgages and have boosted demand for housing.

■  Moderate levels of inflation in most goods (except gasoline). Inflationary pressures, which showed signs of heating up in the second and third quarters of 2011, moderated over the six months. In March, the U.S. Department of Labor reported that the seasonally adjusted 12-month increase in the Consumer Price Index was 2.7%, compared to 3.9% at the start of the six-month period. Moderate inflation is positive for equities and also increases consumer confidence and spending power. The only place inflation seemed worrisome for consumers was at the gas pump, where prices increased at an annualized rate of about 12% over the six months, according to the U.S. Department of Labor.

MARKET VECTORS INDUSTRY ETFs

Industry Sectors

Bank and Brokerage

The banking and brokerage industries are components of the Financials sector, the top-performing of all S&P 500 Index sectors for the six-month period. Banking and brokerage stocks have been beneficiaries of low interest rates and a continuation of central bank stimulus. Large banks also are taking advantage of less industry competition in the aftermath of 2008-09. Although earnings have been modestly strong recently in Financials, some analysts remain concerned about the sector’s long-term vulnerability to increased regulation and global de-risking.

Biotechnology

The biotechnology industry is one of the bright spots in the Health Care sector, which has lived with uncertainties of the U.S. health care reform initiative for the past two years, since passage of the Patient Protection and Affordable Care Act in March of 2010. In fiscal year 2011, the U.S. Food and Drug Administration approved 35 new medicines, a number surpassed only once in the past decade (37 in 2009). In 24 cases, new drugs were approved in the U.S. before any other country in the world, indicating expedited government approval processes.3

Since the biotechnology industry often has wide performance gaps between winners and losers, an ETF of biotech stocks may offer portfolio diversification benefits in allocating assets to this industry.

Environmental Services

The environmental services industry is using technology and innovation to produce benefits for the global environment, including sanitary and safe waste disposal, cleaner drinking water and controls over the impacts of industrialization and urbanization. According to the U.K. Centre for Economic and Environmental Development, the global market for environmental goods and services is expected to grow to about $800 billion by 2015, representing a 45% cumulative growth rate over a 10-year period.4

Gaming

Analysts believe gaming industry revenues are a good barometer for consumer confidence and discretionary spending. Some also think revenue potential has only begun to be tapped in two expansion markets, Macau (China) and Indonesia, representing two of the four largest nations in the world by population. Internet gaming, which until recently has been strictly regulated by many jurisdictions (including the U.S.), also gives this industry expansion potential.

Pharmaceutical

A symbol of the pharmaceutical industry’s challenges occurred on November 30, 2011, when the patent expired for Pfizer’s Lipitor®, the top-selling prescription drug. Although drugs like Lipitor can continue to generate sales as “generics” after patents expire, analysts are concerned that major pharmaceutical companies have a thin pipeline of new products and patents, at a time when other blockbuster drugs will soon follow Lipitor’s arc. As a result, pharmaceutical stocks have significantly lagged both broad equity indices and the Health Care sector recently.

Retail

Although U.S. retailers have taken advantage of an improving economy in the short term, they continue to face the challenges of new consumer spending habits. With 42% of U.S. consumers now owning smart phones, according to Deloitte, shopping has become more convenient and price comparisons are only a few seconds away. During the six-month period, retailers took advantage of a strong 2011 holiday season, with chain discount store sales up 7% and online sales up 15% over prior-year levels. Both high end retailers and most price-competitive discounters and online merchants reportedly performed well, while retailers “in the middle” struggled to hold share. Total consumer credit outstanding has been sluggish, with revolving credit remaining virtually flat over the six-month period, despite low interest rates.

Semiconductor

The global semiconductor industry grew revenues by an estimated 1.25% in 2011, according to HS iSuppli Market Research, which disappointed some analysts. However, consumer demand for electronic devices is expected to stimulate modestly higher demand for chips in 2012. Semiconductor equipment makers are concerned about lack of demand for new fabrication capacity and flat chip-maker budgets for capital equipment. As a result of these trends, the industry has significantly underperformed the broader equity market and Information Technology sector in recent months.

Summary

The period covered by this semi-annual report to shareholders was a rewarding time for most equity investors, across virtually all sectors, and it demonstrated the benefits of having a long-term focus and well diversified portfolio, capable of riding through the market’s rough spots. During this period, Market Vectors initiated an expansion in our industry ETF family with the launch of five new funds in mid-December, all of which began their lives with strong performance in their first full quarters.

I want to thank you for your participation in the Market Vectors ETF Trust. If you have any questions, please contact us at 1.888.MKT.VCTR or visit marketvectorsetfs.com

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
April 30, 2012

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Standard & Poor’s® (S&P) 500 Index, calculated with dividends reinvested, consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

[2]

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East.

[3]	U.S. Food and Drug Administration, news release 11/3/11 http://www.fda.gov/NewsEvents/Newsroom/PressAnnouncements/ucm278383.htm

[4]	Global Environmental Services Report; www.reportlinker.com/ci01329/Environmental-services.html

MARKET VECTORS BANK AND BROKERAGE ETF (RKH)

PERFORMANCE COMPARISON
March 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVRKHTR[2]

Life*	26.87%	25.65%	25.76%

*since 12/20/11

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.
Gross Expense Ratio 0.82% / Net Expense Ratio 0.35%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Market Vectors US Listed Bank and Brokerage 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors US Listed Bank and Brokerage 25 Index (MVRKHTR) is a rules-based index intended to track the overall performance of 25 of the largest U.S. listed, publicly traded bank and brokerage companies.

MARKET VECTORS BIOTECH ETF (BBH)

PERFORMANCE COMPARISON
March 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVBBHTR[2]

Life*	26.24%	25.85%	26.02%

*since 12/20/11

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.
Gross Expense Ratio 0.51% / Net Expense Ratio 0.35%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Market Vectors US Listed Biotech 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Biotech 25 Index (MVBBHTR) is a rules-based index intended to track the overall performance of 25 of the largest U.S. listed, publicly traded biotech companies.

MARKET VECTORS ENVIRONMENTAL SERVICES ETF (EVX)

PERFORMANCE COMPARISON
March 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	AXENV[2]

Three Months	13.24%	13.49%	13.63%

Six Months	17.94%	20.00%	20.34%

One Year	(0.54)%	(0.35)%	0.23%

Five Year	4.05%	4.10%	4.64%

Life* (annualized)	6.26%	6.31%	6.86%

Life* (cumulative)	39.37%	39.74%	43.79%

*since 10/10/06. Also, effective January 1, 2012, please be advised the Fund changed its fiscal year end from December 31 to September 30.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.
Gross Expense Ratio 0.87% / Net Expense Ratio 0.55%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

NYSE Arca Environmental Services Index (the “Index”) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no representation as to the accuracy and/or completeness of the Index or results to be obtained by any person from using the Index in connection with trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

NYSE Arca Environmental Services Index (AXENV) is a modified equal dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial byproducts and related environmental services.

MARKET VECTORS GAMING ETF (BJK)

PERFORMANCE COMPARISON
March 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	WAGRT[2]

Three Months	19.16%	19.09%	19.06%

Six Months	31.82%	31.25%	30.66%

One Year	13.69%	14.39%	14.91%

Life* (annualized)	(0.28)%	(0.18)%	0.92%

Life* (cumulative)	(1.16)%	(0.74)%	3.92%

*since 1/22/08. Also, effective January 1, 2012, please be advised the Fund changed its fiscal year end from December 31 to September 30.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.
Gross Expense Ratio 0.72% / Net Expense Ratio 0.65%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

S-Network Global Gaming IndexSM (the “Index”), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors or endorses the Fund and makes no representation as to the accuracy and/or completeness of the Index or results to be obtained by any person using the Index in connection with trading the Fund. The Index is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

S-Network Global Gaming IndexSM (WAGRT) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the global gaming industry.

MARKET VECTORS PHARMACEUTICAL ETF (PPH)

PERFORMANCE COMPARISON
March 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVPPHTR[2]

Life*	8.12%	7.16%	7.04%

*since 12/20/11

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.
Gross Expense Ratio 0.42% / Net Expense Ratio 0.35%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Market Vectors US Listed Pharmaceutical 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Pharmaceutical 25 Index (MVPPHTR) is a rules-based index intended to track the overall performance of 25 of the largest U.S. listed, publicly traded pharmaceutical companies.

MARKET VECTORS RETAIL ETF (RTH)

PERFORMANCE COMPARISON
March 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVRTHTR[2]

Life*	13.47%	12.31%	12.32%

*since 12/20/11

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.
Gross Expense Ratio 0.56% / Net Expense Ratio 0.35%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Market Vectors US Listed Retail 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Retail 25 Index (MVRTHTR) is a rules-based index intended to track the overall performance of 25 of the largest U.S. listed, publicly traded retail companies.

MARKET VECTORS SEMICONDUCTOR ETF (SMH)

PERFORMANCE COMPARISON
March 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVSMHTR[2]

Life*	19.21%	19.60%	19.58%

*since 12/20/11

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.
Gross Expense Ratio 0.41% / Net Expense Ratio 0.35%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Market Vectors US Listed Semiconductor 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Semiconductor 25 Index (MVSMHTR) is a rules-based index intended to track the overall performance of 25 of the largest U.S. listed, publicly traded semiconductor companies.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2011 to March 31, 2012.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2011- March 31, 2012

Bank & Brokerage ETF***
Actual	$1,000.00	$1,228.50	0.35%	$1.97
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79

Biotech ETF***
Actual	$1,000.00	$1,217.80	0.35%	$1.96
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79

Environmental Services ETF
Actual	$1,000.00	$1,200.00	0.55%	$3.05
Hypothetical**	$1,000.00	$1,022.43	0.55%	$2.80

Gaming ETF
Actual	$1,000.00	$1,312.50	0.65%	$3.79
Hypothetical**	$1,000.00	$1,021.93	0.65%	$3.31

Pharmaceutical ETF***
Actual	$1,000.00	$1,060.10	0.35%	$1.82
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79

Retail ETF***
Actual	$1,000.00	$1,125.00	0.35%	$1.87
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79

Semiconductor ETF***
Actual	$1,000.00	$1,177.10	0.35%	$1.92
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2012) multiplied by the average account value over the period, multiplied by 183 and divided by 366 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
***

Expenses are equal to the Fund’s annualized expense ratio (for the period from December 20, 2011 to March 31, 2012) multiplied by the average account value over the period, multiplied by 102 and divided by 366 (to reflect the one-half year period).

BANK & BROKERAGE ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Brazil: 6.5%
52,782	Banco Bradesco S.A. (ADR)	$923,685
20,546	Banco Santander S.A. (ADR)	188,407
63,623	Itau Unibanco Holding S.A. (ADR)	1,220,925

		2,333,017

Canada: 17.4%
18,221	Bank of Montreal (USD)	1,082,692
29,203	Bank of Nova Scotia (USD)	1,636,536
30,613	Royal Bank of Canada (USD)	1,777,085
21,293	Toronto-Dominion Bank (USD)	1,808,840

		6,305,153

Germany: 3.4%
24,596	Deutsche Bank AG (USD)	1,224,635

India: 0.2%
2,296	ICICI Bank Ltd. (ADR)	80,062

Japan: 4.2%
308,533	Mitsubishi UFJ Financial Group, Inc. (ADR)	1,536,494

Netherlands: 2.2%
93,759	ING Groep N.V. (ADR) *	780,075

Spain: 7.7%
139,515	Banco Bilbao Vizcaya Argentaria S.A. (ADR) †	1,114,725
217,087	Banco Santander S.A. (ADR)	1,665,057

		2,779,782

Switzerland: 6.3%
31,352	Credit Suisse Group AG (ADR) †	893,845
98,134	UBS AG (USD) *	1,375,839

		2,269,684

Number of Shares		Value

United Kingdom: 10.9%
66,833	Barclays Plc (ADR) †	$1,012,520
66,051	HSBC Holdings Plc (ADR)	2,932,004

		3,944,524

United States: 41.3%
213,297	Bank of America Corp.	2,041,252
30,748	Charles Schwab Corp.	441,849
51,463	Citigroup, Inc.	1,880,973
13,096	Goldman Sachs Group, Inc.	1,628,749
69,320	JPMorgan Chase & Co.	3,187,334
40,536	Morgan Stanley	796,127
53,756	U.S. Bancorp	1,702,990
95,758	Wells Fargo & Co.	3,269,178

		14,948,452

Total Common Stocks
(Cost: $32,475,029)		36,201,878

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.0%
(Cost: $1,429,317)
1,429,317	Bank of New York Overnight Government Fund	1,429,317

Total Investments: 104.1%
(Cost: $33,904,346)		37,631,195
Liabilities in excess of other assets: (4.1)%		(1,470,226)

NET ASSETS: 100.0%		$36,160,969

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,383,721.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Commercial Banking Institution	31.8%	$11,498,014
Diversified Banking Institution	51.1	18,509,772
Finance - Investment Banker / Broker	1.2	441,849
Life & Health Insurance	2.2	780,075
Super-Regional Banks	13.7	4,972,168

	100.0%	$36,201,878

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$36,201,878	$—	$—	$36,201,878
Money Market Fund	1,429,317	—	—	1,429,317

Total	$37,631,195	$—	$—	$37,631,195

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

BIOTECH ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Netherlands: 3.2%
223,694	Qiagen N.V. (USD) * †	$3,482,916

United States: 96.8%
36,891	Acorda Therapeutics, Inc. *	979,456
60,780	Alexion Pharmaceuticals, Inc. *	5,644,031
247,186	Amgen, Inc.	16,806,176
156,816	Amylin Pharmaceuticals, Inc. *	3,914,127
74,561	Biogen Idec, Inc. *	9,392,449
112,201	BioMarin Pharmaceutical, Inc. *	3,842,884
137,053	Celgene Corp. *	10,624,349
47,192	Charles River Laboratories International, Inc. *	1,703,159
62,006	Cubist Pharmaceuticals, Inc. *	2,681,759
148,474	Dendreon Corp. * †	1,581,990
143,275	Exelixis, Inc. *	742,165
44,107	Gen-Probe, Inc. *	2,929,146
234,167	Gilead Sciences, Inc. *	11,439,058
196,003	Human Genome Sciences, Inc. * †	1,615,065
90,899	Illumina, Inc. *	4,782,196
107,868	Incyte Corp. * †	2,081,852
63,713	InterMune, Inc. *	934,670
100,191	Life Technologies Corp. *	4,891,325
82,196	Myriad Genetics, Inc. *	1,944,757
62,485	Onyx Pharmaceuticals, Inc. *	2,354,435
43,721	Regeneron Pharmaceuticals, Inc. *	5,098,743
113,473	Seattle Genetics, Inc. * †	2,312,580
46,483	United Therapeutics Corp. *	2,190,744
112,614	Vertex Pharmaceuticals, Inc. *	4,618,300

		105,105,416

Total Common Stocks
(Cost: $94,104,865)		108,588,332

Number of Shares		Value

MONEY MARKET FUND: 0.1%
(Cost: $97,756)
97,756	Dreyfus Government Cash Management Fund	$97,756

Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $94,202,621)		108,686,088

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.6%
(Cost: $9,387,308)
9,387,308	Bank of New York Overnight Government Fund	9,387,308

Total Investments: 108.7%
(Cost: $103,589,929)		118,073,396
Liabilities in excess of other assets: (8.7)%		(9,437,245)

NET ASSETS: 100.0%		$108,636,151

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,112,540.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diagnostic Equipment	2.7%	$2,929,146
Diagnostic Kits	3.2	3,482,916
Medical - Biomedical / Genetics	88.3	95,978,951
Therapeutics	5.7	6,197,319
Money Market Fund	0.1	97,756

	100.0%	$108,686,088

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$108,588,332	$—	$—	$108,588,332
Money Market Funds	9,485,064	—	—	9,485,064

Total	$118,073,396	$—	$—	$118,073,396

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 4.5%
54,749	Progressive Waste Solutions Ltd. (USD)	$1,186,958

France: 9.9%
158,034	Veolia Environnement S.A. (ADR) †	2,609,141

United States: 85.6%
77,170	Calgon Carbon Corp. *	1,204,624
82,148	Casella Waste Systems, Inc. *	511,782
17,592	Clean Harbors, Inc. *	1,184,469
73,796	Covanta Holding Corp.	1,197,709
68,746	Darling International, Inc. *	1,197,555
95,327	Fuel Tech, Inc. *	520,485
55,985	Layne Christensen Co. *	1,245,666
122,097	Metalico, Inc. *	521,354
147,324	Newpark Resources, Inc. *	1,206,584
330,115	Perma-Fix Environmental Services, Inc. *	524,883
570,621	Rentech, Inc. *	1,186,892
87,355	Republic Services, Inc.	2,669,569
38,512	Shaw Group, Inc. *	1,221,216
31,285	Stericycle, Inc. *	2,616,677
46,532	Tetra Tech, Inc. *	1,226,584
24,839	US Ecology, Inc.	540,000
37,490	Waste Connections, Inc.	1,219,550
75,706	Waste Management, Inc.	2,646,682

		22,642,281

Total Common Stocks
(Cost: $28,532,829)		26,438,380

Number of Shares		Value

MONEY MARKET FUND: 0.2%
(Cost: $53,948)
53,948	Dreyfus Government Cash Management Fund	$53,948

Total Investments Before Collateral for Securities Loaned: 100.2%
(Cost: $28,586,777)		26,492,328

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.2%
(Cost: $317,396)
317,396	Bank of New York Overnight Government Fund	317,396

Total Investments: 101.4%
(Cost: $28,904,173)		26,809,724
Liabilities in excess of other assets: (1.4)%		(361,374)

NET ASSETS: 100.0%		$26,448,350

ADR	American Depositary Receipt USD United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $309,058.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternative Waste Technology	13.5%	$3,589,071
Building & Construction	4.7	1,245,666
Engineering / R&D Services	4.6	1,221,216
Environment Consulting & Engineering	4.6	1,226,584
Hazardous Waste Disposal	18.4	4,866,029
Non-Hazardous Waste Disposal	35.6	9,432,250
Oil-Field Services	4.6	1,206,584
Pollution Control	2.0	520,485
Recycling	2.0	521,354
Water	9.8	2,609,141
Money Market Fund	0.2	53,948

	100.0%	$26,492,328

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$26,438,380	$—	$—	$26,438,380
Money Market Funds	371,344	—	—	371,344

Total	$26,809,724	$—	$—	$26,809,724

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 7.9%
301,371	Aristocrat Leisure Ltd. #	$941,375
101,426	Consolidated Media Holdings Ltd. #	306,450
249,650	Crown Ltd. #	2,253,150
413,946	TABCORP Holdings Ltd. #	1,166,763
797,168	Tatts Group Ltd. #	2,042,634

		6,710,372

Canada: 1.5%
35,420	Great Canadian Gaming Corp. *	285,642
28,328	MI Developments, Inc.	979,271

		1,264,913

China / Hong Kong: 20.8%
1,329,240	Galaxy Entertainment Group Ltd. * #	3,656,319
188,508	Melco Crown Entertainment Ltd. (ADR) * †	2,565,594
376,000	Nagacorp Ltd. #	170,990
1,444,800	Sands China Ltd. #	5,642,576
1,490,000	SJM Holdings Ltd. #	3,037,299
868,800	Wynn Macau Ltd. † #	2,539,769

		17,612,547

Germany: 0.2%
2,700	Tipp24 SE * #	140,879

Greece: 1.5%
127,245	OPAP S.A. #	1,234,600

Ireland: 1.9%
26,189	Paddy Power Plc #	1,646,704

Italy: 0.9%
41,938	Lottomatica S.p.A. * #	795,028

Japan: 2.7%
23,808	Heiwa Corp. #	481,281
30,273	Sankyo Co. Ltd. #	1,498,411
12,500	Universal Entertainment Corp. #	282,397

		2,262,089

Malaysia: 9.2%
441,451	Berjaya Sports Toto Bhd #	630,266
1,354,538	Genting Bhd #	4,795,424
1,807,598	Genting Malaysia Bhd #	2,315,384

		7,741,074

New Zealand: 1.3%
347,584	Sky City Entertainment Group Ltd. #	1,121,873

South Africa: 2.3%
57,266	Sun International Ltd.	623,061
543,731	Tsogo Sun Holdings Ltd. #	1,292,526

		1,915,587

South Korea: 2.3%
74,206	Kangwon Land, Inc. #	1,648,486
34,413	Paradise Co. Ltd. #	267,148

		1,915,634

Sweden: 1.1%
18,488	Betsson A.B. * #	541,874
14,995	Unibet Group Plc #	419,164

		961,038

Number of Shares		Value

United Kingdom: 7.8%
429,115	Bwin.Party Digital Entertainment Plc #	$1,063,818
219,528	IG Group Holdings Plc #	1,578,943
548,695	Ladbrokes Plc #	1,403,079
104,142	Playtech Ltd.	606,086
332,771	Sportingbet Plc #	200,937
424,213	William Hill Plc #	1,771,312

		6,624,175

United States: 38.6%
19,865	Ameristar Casinos, Inc.	370,085
25,933	Bally Technologies, Inc. *	1,212,368
32,969	Boyd Gaming Corp. *	258,477
7,580	Churchill Downs, Inc.	423,722
39,176	Global Cash Access Holdings, Inc. *	305,573
179,801	International Game Technology	3,018,859
243,560	Las Vegas Sands Corp.	14,021,749
215,670	MGM Mirage *	2,937,425
16,372	Multimedia Games Holding Co. Inc. *	179,437
39,192	Penn National Gaming, Inc. *	1,684,472
37,561	Pinnacle Entertainment, Inc. *	432,327
35,235	Scientific Games Corp. *	410,840
33,212	Shuffle Master, Inc. *	584,531
33,430	WMS Industries, Inc. *	793,294
47,998	Wynn Resorts Ltd.	5,993,990

		32,627,149

Total Common Stocks
(Cost: $61,181,301)		84,573,662

MONEY MARKET FUND: 0.0%
(Cost: $67)
67	Dreyfus Government Cash Management Fund	67

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $61,181,368)		84,573,729

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2%
(Cost: $1,866,242)
1,866,242	Bank of New York Overnight Government Fund	1,866,242

Total Investments: 102.2%
(Cost: $63,047,610)		86,439,971
Liabilities in excess of other assets: (2.2)%		(1,849,155)

NET ASSETS: 100.0%		$84,590,816

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
(continued)

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,795,164.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $46,886,859 which represents 55.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Casino Hotels	65.3%	$55,244,177
Casino Services	6.9	5,857,788
Commercial Services - Finance	0.4	305,573
Computer Software	0.7	606,086
Finance - Other Services	1.9	1,578,943
Gambling (Non-Hotel)	13.1	11,100,165
Internet Gambling	2.6	2,225,793
Leisure & Recreation Products	0.9	793,294
Lottery Services	4.1	3,467,928
Multimedia	0.4	306,450
Racetracks	2.5	2,108,194
Real Estate Operation / Development	1.2	979,271
Money Market Fund	0.0	67

	100.0%	$84,573,729

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$6,710,372	$—	$6,710,372
Canada	1,264,913	—	—	1,264,913
China / Hong Kong	2,565,594	15,046,953	—	17,612,547
Germany	—	140,879	—	140,879
Greece	—	1,234,600	—	1,234,600
Ireland	—	1,646,704	—	1,646,704
Italy	—	795,028	—	795,028
Japan	—	2,262,089	—	2,262,089
Malaysia	—	7,741,074	—	7,741,074
New Zealand	—	1,121,873	—	1,121,873
South Africa	623,061	1,292,526	—	1,915,587
South Korea	—	1,915,634	—	1,915,634
Sweden	—	961,038	—	961,038
United Kingdom	606,086	6,018,089	—	6,624,175
United States	32,627,149	—	—	32,627,149
Money Market Funds	1,866,309	—	—	1,866,309

Total	$39,553,112	$46,886,859	$—	$86,439,971

Transfers of securities from Level 2 to Level 1 during the period were $606,086. Transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 4.3%
208,949	Valeant Pharmaceuticals International, Inc. (USD) *	$11,218,472

Denmark: 4.3%
81,693	Novo-Nordisk A.S. (ADR)	11,331,636

France: 5.0%
339,981	Sanofi S.A. (ADR)	13,174,264

Ireland: 7.2%
389,630	Elan Corp. Plc (ADR) *	5,848,346
110,637	Shire Plc (ADR)	10,482,856
154,300	Warner Chilcott Plc (USD) *	2,593,783

		18,924,985

Israel: 4.4%
253,408	Teva Pharmaceutical Industries Ltd. (ADR)	11,418,564

Switzerland: 6.5%
305,964	Novartis A.G. (ADR)	16,953,465

United Kingdom: 10.4%
283,457	AstraZeneca Plc (ADR)	12,611,002
323,252	GlaxoSmithKline Plc (ADR)	14,517,247

		27,128,249

Number of Shares		Value

United States: 57.9%
224,861	Abbott Laboratories	$13,781,731
125,614	Allergan, Inc.	11,987,344
350,542	Bristol-Myers Squibb Co.	11,830,793
292,991	Eli Lilly & Co.	11,798,748
93,797	Endo Pharmaceuticals Holdings, Inc. *	3,632,758
211,271	Forest Laboratories, Inc. *	7,328,991
132,399	Hospira, Inc. *	4,950,399
351,613	Johnson & Johnson	23,192,394
42,604	Medicis Pharmaceutical Corp.	1,601,484
389,903	Merck & Co., Inc.	14,972,275
339,691	Mylan, Inc. *	7,965,754
69,920	Perrigo Co.	7,223,435
965,599	Pfizer, Inc.	21,880,473
45,850	Salix Pharmaceuticals Ltd. *	2,407,125
100,157	Watson Pharmaceuticals, Inc. *	6,716,528

		151,270,232

Total Common Stocks
(Cost: $252,972,100)		261,419,867
Liabilities in excess of other assets: (0.0)%		(125,796)

NET ASSETS: 100.0%		$261,294,071

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value

Medical - Drugs	84.4%	$220,551,404
Medical - Generic Drugs	12.7	33,324,281
Medical Products	1.9	4,950,399
Therapeutics	1.0	2,593,783

	100.0%	$261,419,867

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$261,419,867	$—	$—	$261,419,867

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

RETAIL ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
United States: 100.0%
28,483	Amazon.com, Inc. *	$5,768,092
38,772	AmerisourceBergen Corp.	1,538,473
35,545	Bed Bath & Beyond, Inc. *	2,337,795
42,037	Best Buy Co., Inc.	995,436
51,458	Cardinal Health, Inc.	2,218,354
38,294	Costco Wholesale Corp.	3,477,095
100,636	CVS Caremark Corp.	4,508,493
117,927	Home Depot, Inc.	5,932,907
20,111	JC Penney Co., Inc.	712,533
33,491	Kohl’s Corp.	1,675,555
82,067	Kroger Co.	1,988,484
116,579	Lowe’s Cos., Inc.	3,658,249
36,912	Ltd Brands, Inc.	1,771,776
63,769	MACY’S, Inc.	2,533,542
36,490	McKesson Corp.	3,202,727
8,165	Netflix, Inc. *	939,302
40,301	Safeway, Inc. †	814,483
104,377	Staples, Inc.	1,688,820

Number of Shares		Value

United States: (continued)
88,794	Sysco Corp.	$2,651,389
59,421	Target Corp.	3,462,462
45,245	The Gap, Inc.	1,182,704
81,514	TJX Cos., Inc.	3,236,921
92,378	Walgreen Co.	3,093,739
137,607	Wal-Mart Stores, Inc.	8,421,548
27,424	Whole Foods Market, Inc.	2,281,677

Total Common Stocks
(Cost: $67,307,955)		70,092,556

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 0.2%
(Cost: $126,336)
126,336	Bank of New York Overnight Government Fund	126,336

Total Investments: 100.2%
(Cost: $67,434,291)		70,218,892
Liabilities in excess of other assets: (0.2)%		(166,237)

NET ASSETS: 100.0%		$70,052,655

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $123,208.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

E-Commerce / Products	9.6%	$6,707,394
Food - Retail	7.3	5,084,644
Food - Wholesale / Distribution	3.8	2,651,389
Medical - Wholesale Drug Distributors	9.9	6,959,554
Retail - Apparel / Shoes	4.2	2,954,480
Retail - Bedding	3.3	2,337,795
Retail - Building Products	13.7	9,591,156
Retail - Consumer Electronics	1.4	995,436
Retail - Discount	21.9	15,361,105
Retail - Drug Store	10.9	7,602,232
Retail - Major Department Store	5.6	3,949,454
Retail - Office Supplies	2.4	1,688,820
Retail - Regional Department Store	6.0	4,209,097

	100.0%	$70,092,556

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks *	$70,092,556	$—	$—	$70,092,556
Money Market Fund	126,336	—	—	126,336

Total	$70,218,892	$—	$—	$70,218,892

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 2.4%
490,206	Marvell Technology Group Ltd. (USD) *	$7,710,940

Netherlands: 5.2%
328,787	ASML Holding N.V. (USD)	16,485,380

Singapore: 2.8%
227,863	Avago Technologies Ltd. (USD)	8,879,821

Taiwan: 12.7%
2,645,333	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	40,420,688

United Kingdom: 4.2%
465,157	ARM Holdings Plc (ADR)	13,159,292

United States: 72.7%
601,124	Advanced Micro Devices, Inc. *	4,821,014
330,286	Altera Corp.	13,151,989
299,036	Analog Devices, Inc.	12,081,054
1,116,161	Applied Materials, Inc.	13,885,043
452,761	Atmel Corp. *	4,464,223
426,795	Broadcom Corp. *	16,773,044
115,386	Cree, Inc. * †	3,649,659
2,230,560	Intel Corp.	62,701,042
170,825	KLA-Tencor Corp.	9,296,297
121,586	Lam Research Corp. * †	5,425,167
213,482	Linear Technology Corp.	7,194,343
295,951	Maxim Integrated Products, Inc.	8,461,239
190,870	Microchip Technology, Inc. †	7,100,364
981,703	Micron Technology, Inc. *	7,951,794
594,353	NVIDIA Corp. *	9,147,093

Number of Shares		Value

United States: (continued)
458,605	ON Semiconductor Corp. *	$4,132,031
191,114	Skyworks Solutions, Inc. *	5,284,302
189,125	Teradyne, Inc. *	3,194,321
671,719	Texas Instruments, Inc.	22,576,476
268,264	Xilinx, Inc.	9,772,858

		231,063,353

Total Common Stocks
(Cost: $304,570,793)		317,719,474

MONEY MARKET FUND: 0.0%
(Cost: $153,558)
153,558	Dreyfus Government Cash Management Fund	153,558

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $304,724,351)		317,873,032

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.8%
(Cost: $15,214,532)
15,214,532	Bank of New York Overnight Government Fund	15,214,532

Total Investments: 104.8%
(Cost: $319,938,883)		333,087,564
Liabilities in excess of other assets: (4.8)%		(15,343,252)

NET ASSETS: 100.0%		$317,744,312

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $14,895,144.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Electronic Component - Semiconductors	59.5%	$189,100,779
Semiconductor Component - Integrated Circuits	25.3	80,332,487
Semiconductor Equipment	15.2	48,286,208
Money Market Fund	0.0	153,558

	100.0%	$317,873,032

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$317,719,474	$—	$—	$317,719,474
Money Market Funds	15,368,090	—	—	15,368,090

Total	$333,087,564	$—	$—	$333,087,564

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2012 (unaudited)

	Bank & Brokerage ETF *	Biotech ETF *	Environmental Services ETF

Assets:
Investments, at value (1) (2)	$36,201,878	$108,686,088	$26,492,328
Short term investment held as collateral for securities loaned (3)	1,429,317	9,387,308	317,396
Receivables:
Shares sold	—	—	549,266
Due from Adviser	56	—	—
Dividends	70,781	12,812	48,329
Prepaid expenses	—	—	300

Total assets	37,702,032	118,086,208	27,407,619

Liabilities
Payables:
Investment securities purchased	72,356	—	—
Collateral for securities loaned	1,429,317	9,387,308	317,396
Line of credit	—	—	—
Shares redeemed	—	—	582,662
Due to Adviser	—	19,127	4,008
Due to custodian	1,431	—	—
Deferred Trustee fees	—	172	2,814
Accrued expenses	37,959	43,450	52,389

Total liabilities	1,541,063	9,450,057	959,269

NET ASSETS	$36,160,969	$108,636,151	$26,448,350

Shares outstanding	831,224	2,446,503	500,000

Net asset value, redemption and offering price per share	$43.50	$44.40	$52.90

Net assets consist of:
Aggregate paid in capital	$29,810,351	$87,938,645	$37,519,048
Net unrealized appreciation (depreciation)	3,726,849	14,483,467	(2,094,450)
Undistributed net investment income	145,467	12,625	41,887
Accumulated net realized gain (loss)	2,478,302	6,201,414	(9,018,135)

	$36,160,969	$108,636,151	$26,448,350

(1) Value of securities on loan	$1,383,721	$9,112,540	$309,058

(2) Cost of Investments	$32,475,029	$94,202,621	$28,586,777

(3) Cost of short term investment held as collateral for securities loaned	$1,429,317	$9,387,308	$317,396

*	Net asset value per share and shares outstanding have been restated to reflect the share split which took place February 14, 2012 (See Note 10).

See Notes to Financial Statements

Gaming ETF	Pharmaceutical ETF *	Retail ETF *	Semiconductor ETF

$84,573,729	$261,419,867	$70,092,556	$317,873,032
1,866,242	—	126,336	15,214,532

—	—	—	—
—	—	—	—
393,542	1,117,416	87,925	1,562
1,273	—	—	—

86,834,786	262,537,283	70,306,817	333,089,126

—	261,488	70,058	—
1,866,242	—	126,336	15,214,532
258,878	870,631	—	—
—	—	—	—
29,643	56,731	8,277	74,441
5,009	1,214	5,968	—
4,125	663	330	1,071
80,073	52,485	43,193	54,770

2,243,970	1,243,212	254,162	15,344,814

$84,590,816	$261,294,071	$70,052,655	$317,744,312

2,350,000	6,788,138	1,671,531	8,870,937

$36.00	$38.49	$41.91	$35.82

$52,088,457	$243,813,805	$62,778,706	$256,008,875
23,390,763	8,447,767	2,784,601	13,148,681
719,802	2,121,315	231,337	907,892
8,391,794	6,911,184	4,258,011	47,678,864

$84,590,816	$261,294,071	$70,052,655	$317,744,312

$1,795,164	$—	$123,208	$14,895,144

$61,181,368	$252,972,100	$67,307,955	$304,724,351

$1,866,242	$—	$126,336	$15,214,532

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

	Bank & Brokerage ETF	Biotech ETF	Environmental Services ETF **

	For the Period December 20, 2011* through March 31, 2012	For the Period December 20, 2011* through March 31, 2012	For the Period January 1, 2012 through March 31, 2012	For the Year Ended December 31, 2011

	(unaudited)	(unaudited)	(unaudited)
Income:
Dividends	$228,302	$91,310	$76,695	$486,612
Interest	—	—	—	—
Securities lending income	289	16,663	3,331	12,255
Foreign taxes withheld	(13,294)	—	(1,158)	(31,338)

Total income	215,297	107,973	78,868	467,529

Expenses:
Management fees	28,528	95,348	31,103	143,500
Professional fees	14,059	14,672	9,314	38,034
Insurance	—	—	154	590
Trustees’ fees and expenses	360	1,019	517	2,640
Reports to shareholders	1,008	2,663	2,093	8,684
Indicative optimized portfolio value fee	5,393	5,660	—	—
Custodian fees	2,652	6,567	1,274	4,976
Registration fees	3,534	3,534	1,558	6,237
Transfer agent fees	683	683	602	2,406
Fund accounting fees	10,120	8,674	7,250	28,600
Interest	—	—	5	354
Other	300	301	339	3,278

Total expenses	66,637	139,121	54,209	239,299
Waiver of management fees	(28,528)	(43,773)	(19,990)	(81,096)
Expenses assumed by the Adviser	(9,582)	—	—	—

Net expenses	28,527	95,348	34,219	158,203

Net investment income	186,770	12,625	44,649	309,326

Net realized gain (loss) on:
Investments	10,907	15,767	—	(352,985)
In-kind redemptions	2,467,395	6,185,647	460,238	2,260,675
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	—

Net realized gain	2,478,302	6,201,414	460,238	1,907,690

Change in unrealized appreciation (depreciation) on:
Investments	3,726,849	14,483,467	2,638,124	(4,942,750)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	—

Change in net unrealized appreciation (depreciation)	3,726,849	14,483,467	2,638,124	(4,942,750)

Net Increase (decrease) in Net Assets Resulting from Operations	$6,391,921	$20,697,506	$3,143,011	$(2,725,734)

*	Commencement of operations
**	Effective January 1, 2012, the Fund changed its fiscal year end to September 30.

See Notes to Financial Statements

Gaming ETF **		Pharmaceutical ETF	Retail ETF	Semiconductor ETF

For the Period January 1, 2012 through March 31, 2012	For the Year Ended December 31, 2011	For the Period December 20, 2011* through March 31, 2012	For the Period December 20, 2011* through March 31, 2012	For the Period December 20, 2011* through March 31, 2012

(unaudited)		(unaudited)	(unaudited)	(unaudited)

$660,769	$3,429,161	$2,519,256	$364,122	$1,242,644
—	2	—	—	—
1,269	35,752	4,418	141	2,169
(24,024)	(130,678)	(149,093)	—	—

638,014	3,334,237	2,374,581	364,263	1,244,813

116,798	649,463	250,852	72,984	336,139
12,639	54,959	15,056	14,792	15,432
673	2,406	—	—	—
1,034	5,489	1,355	1,235	1,859
3,988	16,805	2,663	2,663	3,743
4,702	18,662	5,393	5,393	5,393
12,713	49,369	13,478	6,003	16,258
1,558	6,066	3,534	3,534	3,566
602	2,404	683	683	691
8,950	36,104	8,674	9,070	8,671
1,573	4,872	2,414	—	782
1,571	7,452	301	301	301

166,801	854,051	304,403	116,658	392,835
(13,391)	(4,316)	(51,137)	(43,674)	(55,914)
—	—	—	—	—

153,410	849,735	253,266	72,984	336,921

484,604	2,484,502	2,121,315	291,279	907,892

841,261	(2,593,385)	41,469	—	—
10,596,936	18,373,596	6,869,715	4,258,011	47,678,864

(8,741)	(95,568)	—	—	—

11,429,456	15,684,643	6,911,184	4,258,011	47,678,864

4,725,398	(23,053,644)	8,447,767	2,784,601	13,148,681

(1,637)	(4,979)	—	—	—

4,723,761	(23,058,623)	8,447,767	2,784,601	13,148,681

$16,637,821	$(4,889,478)	$17,480,266	$7,333,891	$61,735,437

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Bank & Brokerage ETF	Biotech ETF

	For the Period December 20, 2011* through March 31, 2012(a)	For the Period December 20, 2011* through March 31, 2012(a)

	(unaudited)	(unaudited)
Operations:
Net investment income	$186,770	$12,625
Net realized gain	2,478,302	6,201,414
Change in net unrealized appreciation (depreciation)	3,726,849	14,483,467

Net increase (decrease) in net assets resulting from operations	6,391,921	20,697,506

Dividends and Distributions to shareholders:
Dividends from net investment income	(41,303)	—
Distributions from net realized capital gains	—	—

Total Dividends and Distributions	(41,303)	—

Share transactions:**
Proceeds from sale of shares	103,154,948	212,971,890
Cost of shares redeemed	(73,344,597)	(125,033,245)

Increase (decrease) in net assets resulting from share transactions	29,810,351	87,938,645

Total increase (decrease) in net assets	36,160,969	108,636,151
Net Assets, beginning of period	—	—

Net Assets, end of period †	$36,160,969	$108,636,151

† Including undistributed net investment income (loss)	$145,467	$12,625

** Shares of Common Stock Issued (no par value)
Shares sold	2,881,224	5,846,503
Shares redeemed	(2,050,000)	(3,400,000)

Net increase (decrease)	831,224	2,446,503

*	Commencement of operations
**	Effective January 1, 2012, the Fund changed its fiscal year end to September 30.

(a) Share activity has been restated to reflect the share splits which took place on February 14, 2012 (See Note 10).

See Notes to Financial Statements

Environmental Services ETF **			Gaming ETF **

For the Period January 1, 2012 through March 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Period January 1, 2012 through March 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

(unaudited)			(unaudited)

$44,649	$309,326	$299,625	$484,604	$2,484,502	$2,856,511
460,238	1,907,690	1,614,489	11,429,456	15,684,643	8,100,734
2,638,124	(4,942,750)	3,652,210	4,723,761	(23,058,623)	24,774,143

3,143,011	(2,725,734)	5,566,324	16,637,821	(4,889,478)	35,731,388

—	(310,000)	(300,000)	—	(2,044,250)	(3,252,000)
—	—	—	—	(107,250)	(88,000)

—	(310,000)	(300,000)	—	(2,151,500)	(3,340,000)

2,638,898	12,326,351	11,829,876	—	27,080,976	6,278,639
(2,638,898)	(16,911,976)	(11,775,298)	(28,776,168)	(52,372,369)	(20,543,067)

—	(4,585,625)	54,578	(28,776,168)	(25,291,393)	(14,264,428)

3,143,011	(7,621,359)	5,320,902	(12,138,347)	(32,332,371)	18,126,960
23,305,339	30,926,698	25,605,796	96,729,163	129,061,534	110,934,574

$26,448,350	$23,305,339	$30,926,698	$84,590,816	$96,729,163	$129,061,534

$41,887	$(2,762)	$(2,827)	$719,802	$235,198	$(207,061)

50,000	250,000	250,000	—	800,000	200,000
(50,000)	(350,000)	(250,000)	(850,000)	(1,700,000)	(800,000)

—	(100,000)	—	(850,000)	(900,000)	(600,000)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Pharmaceutical ETF	Retail ETF	Semiconductor ETF

	For the Period December 20, 2011* through March 31, 2012(a)	For the Period December 20, 2011* through March 31, 2012(a)	For the Period December 20, 2011* through March 31, 2012

	(unaudited)	(unaudited)	(unaudited)
Operations:
Net investment income	$2,121,315	$291,279	$907,892
Net realized gain	6,911,184	4,258,011	47,678,864
Change in net unrealized appreciation	8,447,767	2,784,601	13,148,681

Net increase in net assets resulting from operations	17,480,266	7,333,891	61,735,437

Dividends and Distributions to shareholders:
Dividends from net investment income	—	(59,942)	—

Share transactions:**
Proceeds from sale of shares	586,225,957	279,463,379	773,138,763
Cost of shares redeemed	(342,412,152)	(216,684,673)	(517,129,888)

Increase in net assets resulting from share transactions	243,813,805	62,778,706	256,008,875

Total increase in net assets	261,294,071	70,052,655	317,744,312
Net Assets, beginning of period	—	—	—

Net Assets, end of period †	$261,294,071	$70,052,655	$317,744,312

† Including undistributed net investment income	$2,121,315	$231,337	$907,892

** Shares of Common Stock Issued (no par value)
Shares sold	16,138,138	7,321,531	24,470,937
Shares redeemed	(9,350,000)	(5,650,000)	(15,600,000)

Net increase	6,788,138	1,671,531	8,870,937

*	Commencement of operations

(a) Share activity has been restated to reflect the share splits which took place on February 14, 2012 (See Note 10).

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Bank & Brokerage ETF #

	For the Period December 20, 2011(a) through March 31, 2012

	(unaudited)
Net asset value, beginning of period	$34.63

Income from investment operations:
Net investment income	0.21
Net realized and unrealized gain on investments	8.70

Total from investment operations	8.91

Less:
Dividends from net investment income		(0.04)

Net asset value, end of period	$43.50

Total return (b)	25.65	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$36,161
Ratio of gross expenses to average net assets	0.82	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	2.29	%(d)
Portfolio turnover rate	1	%(c)

	Biotech ETF #

	For the Period December 20, 2011(a) through March 31, 2012

	(unaudited)
Net asset value, beginning of period	$35.28

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	9.11

Total from investment operations	9.12

Net asset value, end of period	$44.40

Total return (b)	25.85	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$108,636
Ratio of gross expenses to average net assets	0.51	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	0.05	%(d)
Portfolio turnover rate	1	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
#

On February 14, 2012, the Fund effected a stock split as described in the Notes to Financial Statements. Per share data for the period December 20, 2011 through March 31, 2012, has been adjusted to give effect to the stock split (See Note 10).

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Environmental Services ETF

	For the Period January 1, 2012 through March 31, 2012

			For the Year Ended December 31,

			2011	2010	2009	2008	2007

	(unaudited)
Net asset value, beginning of period	$46.61		$51.54	$42.68	$35.27	$51.87	$44.55

Income from investment operations:
Net investment income	0.09		0.62	0.50	0.36	0.38	0.33
Net realized and unrealized gain (loss) on investments	6.20		(4.93)	8.86	7.43	(16.61)	7.53

Total from investment operations	6.29		(4.31)	9.36	7.79	(16.23)	7.86

Less:
Dividends from net investment income	—		(0.62)	(0.50)	(0.38)	(0.37)	(0.54)

Net asset value, end of period	$52.90		$46.61	$51.54	$42.68	$35.27	$51.87

Total return (a)	13.49	%(b)	(8.36)%	21.93%	22.07%	(31.30)%	(17.64)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$26,448		$23,305	$30,927	$25,606	$24,687	$36,312
Ratio of gross expenses to average net assets	0.87	%(c)	0.83%	0.72%	0.86%	0.68%	0.86%
Ratio of net expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.72	%(c)	1.08%	1.12%	0.94%	0.73%	0.75%
Portfolio turnover rate	0	%(b)	1%	6%	24%	32%	3%

	Gaming ETF

	For the Period January 1, 2012 through March 31, 2012					For the Period January 22, 2008(d) through December 31, 2008

			For the Year Ended December 31,

			2011	2010	2009

	(unaudited)
Net asset value, beginning of period	$30.23		$31.48	$23.60	$17.54	$39.39

Income from investment operations:
Net investment income	0.23		0.75	0.72	0.40	0.56
Net realized and unrealized gain (loss) on investments	5.54		(1.34)	7.99	6.17		(22.18)

Total from investment operations	5.77		(0.59)	8.71	6.57		(21.62)

Less:
Dividends from net investment income	—		(0.63)	(0.81)	(0.49)		(0.23)
Distributions from net realized gains	—		(0.03)	(0.02)	—	—
Return of capital	—		—	—	(0.02)	—

Total Dividends and Distributions	—		(0.66)	(0.83)	(0.51)		(0.23)

Net asset value, end of period	$36.00		$30.23	$31.48	$23.60	$17.54

Total return (a)	19.09	%(b)	(1.87)%	36.97%	37.47%	(54.89	)%(b)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$84,591		$96,729	$129,062	$110,935	$2,631
Ratio of gross expenses to average net assets	0.72	%(c)	0.66%	0.65%	0.71%	3.89	%(c)
Ratio of net expenses to average net assets	0.66	%(c)	0.65%	0.65%	0.66%	0.70	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65	%(c)
Ratio of net investment income to average net assets	2.08	%(c)	1.91%	2.53%	3.08%	2.81	%(c)
Portfolio turnover rate	0	%(b)	19%	11%	33%	19	%(b)

(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Not annualized
(c)	Annualized
(d)	Commencement of operations

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Pharmaceutical ETF #

	For the Period December 20, 2011(a) through March 31, 2012

	(unaudited)
Net asset value, beginning of period	$35.96

Income from investment operations:
Net investment income	0.31
Net realized and unrealized gain on investments	2.22

Total from investment operations	2.53

Net asset value, end of period	$38.49

Total return (b)	7.16	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$261,294
Ratio of gross expenses to average net assets	0.42	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	2.96	%(d)
Portfolio turnover rate	0	%(c)

	Retail ETF #

	For the Period December 20, 2011(a) through March 31, 2012

	(unaudited)
Net asset value, beginning of period	$37.32

Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain on investments	4.45

Total from investment operations	4.61

Less:
Dividends from net investment income		(0.02)

Net asset value, end of period	$41.91

Total return (b)	12.31	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$70,053
Ratio of gross expenses to average net assets	0.56	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	1.40	%(d)
Portfolio turnover rate	0	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
#

On February 14, 2012, the Fund effected a stock split as described in the Notes to Financial Statements. Per share data for the period December 20, 2011 to March 31, 2012, has been adjusted to give effect to the stock split (See Note 10).

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Semiconductor ETF

	For the Period December 20, 2011(a) through March 31, 2012

	(unaudited)
Net asset value, beginning of period	$29.95

Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain on investments	5.77

Total from investment operations	5.87

Net asset value, end of period	$35.82

Total return (b)	19.60	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$317,744
Ratio of gross expenses to average net assets	0.41	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	0.95	%(d)
Portfolio turnover rate	0	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2012, offers forty five investment portfolios.

These financial statements relate only to the following investment portfolios: Bank & Brokerage ETF, Biotech ETF, Environmental Services ETF, Gaming ETF, Pharmaceutical ETF, Retail ETF and Semiconductor ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored by the NYSE Euronext, Stowe Global Indexes LLC and Market Vectors Index Solutions GmbH, a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

The following Funds were organized through an exchange offer on December 20, 2011 on a 1 for 1 share basis for outstanding receipts of the Merrill Lynch sponsored Trusts:

Fund	Merrill Lynch sponsored Trusts

Bank and Brokerage ETF	Merrill Lynch-sponsored Regional Bank HOLDRS Trust
Biotech ETF	Merrill Lynch-sponsored Biotech HOLDRS Trust
Pharmaceutical ETF	Merrill Lynch-sponsored Pharmaceutical HOLDRS Trust
Retail ETF	Merrill Lynch-sponsored Retail HOLDRS Trust
Semiconductor ETF	Merrill Lynch-sponsored Semiconductor HOLDRS Trust

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

Bank and Brokerage ETF	December 20, 2011	Market Vectors US Listed Bank and Brokerage 25 Index*
Biotech ETF	December 20, 2011	Market Vectors US Listed Biotech 25 Index*
Environmental Services ETF**	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF**	January 22, 2008	S-Network Global Gaming IndexSM
Pharmaceutical ETF	December 20, 2011	Market Vectors US Listed Pharmaceutical 25 Index*
Retail ETF	December 20, 2011	Market Vectors US Listed Retail 25 Index*
Semiconductor ETF	December 20, 2011	Market Vectors US Listed Semiconductor 25 Index*

*	Published by Market Vectors Index Solutions GmbH
**	Effective January 1, 2012, the Fund changed its fiscal year end from December 31 to September 30.

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, as well as a table that reconciles the valuation of the Fund’s Level 3 investments, if applicable, is located in the Schedule of Investments.

C.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.

Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

F.

Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

G.

Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2012.

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in realized gain (loss) on forward foreign currency contracts and foreign currency transactions. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Funds had no forward foreign currency contracts during the period ended March 31, 2012.

H.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.35% of each Fund’s average daily net assets (0.50% for Environmental Services ETF and Gaming ETF). The Adviser has agreed, at least until May 1, 2013, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

The expense caps and the amounts waived/assumed by the Adviser for the period ended March 31, 2012, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed by the Adviser

Bank & Brokerage ETF	0.35%	$28,528	$9,582
Biotech ETF	0.35	43,773	—
Environmental Services ETF	0.55	19,990	—
Gaming ETF	0.65	13,391	—
Pharmaceutical ETF	0.35	51,137	—
Retail ETF	0.35	43,674	—
Semiconductor ETF	0.35	55,914	—

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

Note 4–Investments–For the period ended March 31, 2012, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Bank & Brokerage ETF	$349,658	$1,417,495
Biotech ETF	7,489,676	692,532
Environmental Services ETF	—	—
Gaming ETF	—	4,355,027
Pharmaceutical ETF	2,419,774	498,252
Retail ETF	476,063	—
Semiconductor ETF	2,007,858	49,519

Note 5–Income Taxes–As of March 31, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Bank & Brokerage ETF	$33,904,346	$3,889,827	$(162,978)	$3,726,849
Biotech ETF	103,589,929	14,693,369	(209,902)	14,483,467
Environmental Services ETF	28,995,758	2,643,644	(4,829,678)	(2,186,034)
Gaming ETF	64,400,666	26,514,374	(4,475,069)	22,039,305
Pharmaceutical ETF	250,684,470	12,383,130	(1,647,733)	10,735,397
Retail ETF	67,434,291	3,175,833	(391,232)	2,784,601
Semiconductor ETF	319,938,883	13,359,997	(211,316)	13,148,681

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended December 31, 2008-2011), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of March 31, 2012, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of at least 25,000 shares (50,000 shares, or multiples thereof for Environmental Services ETF & Gaming ETF). The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2012, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Bank & Brokerage ETF	$103,335,521	$72,270,957
Biotech ETF	207,568,373	126,462,066
Environmental Services ETF	2,089,632	2,056,236
Gaming ETF	—	24,858,570
Pharmaceutical ETF	599,707,301	355,567,909
Retail ETF	280,382,876	217,808,995
Semiconductor ETF	774,280,280	519,346,690

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Fund’s custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund and the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Bank & Brokerage ETF	$1,383,721	$1,429,317
Biotech ETF	9,112,540	9,387,308
Environmental Services ETF	309,058	317,396
Gaming ETF	1,795,164	1,866,242
Retail ETF	123,208	126,336
Semiconductor ETF	14,895,144	15,214,532

Note 10–Stock Split–On January 27, 2012, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Bank & Brokerage, Biotech, Pharmaceutical, and Retail. The stock splits took place for shareholders of record as of the close of business on February 10, 2012, and were payable on February 13, 2012. Fund shares began trading on a split-adjusted basis on February 14, 2012. Biotech ETF and Retail ETF split its shares three-for-one. Bank & Brokerage ETF and Pharmaceutical ETF split its shares two-for-one. The Statements of Assets and Liabilities, Statements of Changes in Net Assets, and the Financial Highlights have been adjusted to reflect these share splits.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

Note 11–Bank Line of Credit–Certain Funds may participate in a $130 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2012, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate

Pharmaceutical ETF	38	$1,218,583	1.87%
Gaming ETF	93	276,755	1.85

As of March 31, 2012, Gaming ETF and Pharmaceutical ETF had outstanding loan balances of $258,878 and $870,631, respectively.

Note 12–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2012, there were no offsets to custodial fees.

Note 13–Subsequent Event Review–The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR

MVINDUSSAR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined

     in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
     "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended
     (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))
     that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, VP and CFO
                         -------------------------------
Date June 6, 2012
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date June 6, 2012
     --------------

By (Signature and Title)  /s/ John J. Crimmins, CFO
                        ---------------------------

Date June 6, 2012
     --------------